UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1.  Reports to Stockholders.

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2014

(Unaudited)

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
33.41%
Basic Materials
6.25%
Cash Equivalent
0.24%
Communication
Services
10.59%
Consumer Cyclical
7.53%
Consumer Defensive
16.75%
Financial Services
10.46%
Industrials
12.19%
Real Estate
2.58%

Sectors are categorized using Morningstar® classifications.

Tarkio Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 99.64%

Arrangement of Transportation of Freight & Cargo - 4.09%
22,175	Expeditors International of Washington, Inc.	$ 1,038,234

Drawing & Insulation of Nonferrous Wire - 5.51%
50,150	Corning, Inc.	1,054,153
24,825	General Cable Corp.	341,592
		1,395,745
Fire, Marine & Casualty Insurance - 2.42%
4,125	Berkshire Hathaway, Inc. Class B *	613,346

Food & Kindred Products - 1.70%
9,500	Campbell Soup Co.	430,160

Industrial Instruments for Measurement, Display & Control - 6.01%
37,400	Cognex Corp. *	1,522,554

Industrial Trucks, Tractors, Trailers & Stackers - 4.07%
35,950	Terex Corp.	1,031,765

Land Subdividers & Developers (No cemeteries) - 2.57%
35,100	The St. Joe Co. *	652,509

Motor Vehicle Parts & Accessories - 5.10%
36,350	Gentex Corp.	1,292,606

National Commercial Banks - 1.51%
5,100	WSFS Financial Corp.	383,010

Office Furniture - 2.36%
19,725	Herman Miller, Inc.	599,443

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.20%
9,675	The Valspar Corp.	811,829

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 3.44%
12,300	Rogers Corp. *	871,086

Pumps & Pumping Equipment - 0.30%
1,475	Colfax Corp. *	76,007

Retail-Grocery Stores - 11.04%
57,100	Whole Foods Market, Inc.	2,799,613

Retail-Variety Stores - 3.99%
7,125	Costco Wholesale Corp.	1,012,605

Security Brokers, Dealers & Flotation Companies - 3.70%
23,650	SEI Investments Co.	937,249

Semiconductors & Related Devices - 5.85%
65,025	Finisar Corp. *	1,108,676
208,175	Oclaro, Inc. *	374,715
		1,483,391
Services-Business Services, NEC - 2.82%
21,700	Total System Services, Inc.	715,883

Services-Computer Integrated Systems Design - 6.81%
26,800	Cerner Corp. *	1,725,920

Services-Prepackaged Software - 3.26%
25,675	National Instruments Corp.	826,478

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.04%
14,375	Nucor Corp.	770,931

Telephone & Telegraph Apparatus - 3.85%
59,050	Ciena Corp. *	976,097

Telephone Communications (No Radiotelephone) - 10.58%
53,625	Level 3 Communications Inc. *	2,681,250

Textile Mill Products - 2.42%
40,650	Interface, Inc.	614,628

TOTAL FOR COMMON STOCK (Cost $18,645,168) - 99.64%		25,262,339

SHORT TERM INVESTMENTS - 0.24%
59,881	Fidelity Institutional Money Market Portfolio 0.09% ** (Cost $59,881)	59,881

TOTAL INVESTMENTS (Cost $18,705,049) - 99.88%		25,322,220

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		29,393

NET ASSETS - 100.00%		$ 25,351,613

* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at November 30, 2014.
The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $18,705,049)	$ 25,322,220
Cash	7,181
Receivables:
Shareholder Subscriptions	22,067
Dividends and Interest	20,527
Total Assets	25,371,995
Liabilities:
Payables:
Accrued Adviser Fees	15,287
Accrued Service Fees	5,095
Total Liabilities	20,382
Net Assets	$ 25,351,613

Net Assets Consist of:
Paid In Capital	$ 18,303,045
Accumulated Undistributed Net Investment Loss	(21,040)
Accumulated Net Realized Gain on Investments	452,437
Net Unrealized Appreciation in Value of Investments	6,617,171
Net Assets, for 1,743,286 Shares Outstanding (unlimited shares authorized)	$ 25,351,613

Net asset value, offering price, and redemption price per share	$ 14.54

The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income:
Dividends	$ 94,552
Interest	32
Total Investment Income	94,584

Expenses:
Advisory Fees (Note 4)	86,718
Service Fees (Note 4)	28,906
Total Expenses	115,624

Net Investment Loss	(21,040)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	56,992
Net Change in Unrealized Appreciation on Investments	1,473,999
Realized and Unrealized Gain on Investments	1,530,991

Net Increase in Net Assets Resulting from Operations	$ 1,509,951

The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2014	5/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (21,040)	$ 99
Net Realized Gain on Investments	56,992	651,175
Unrealized Appreciation on Investments	1,473,999	3,121,825
Net Increase in Net Assets Resulting from Operations	1,509,951	3,773,099

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(92,566)
Total Dividends and Distributions Paid to Shareholders	-	(92,566)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	2,402,798	5,562,464
Shares Issued on Reinvestment of Dividends	-	92,566
Cost of Shares Redeemed	(328,677)	(587,508)
Net Increase in Net Assets from Shareholder Activity	2,074,121	5,067,522

Net Assets:
Net Increase in Net Assets	3,584,072	8,748,055
Beginning of Period	21,767,541	13,019,486
End of Period (Including Accumulated Undistributed	$ 25,351,613	$ 21,767,541
Net Investment Loss of $21,040 and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended			Period Ended	(a)
	11/30/2014		5/31/2014		5/31/2013	5/31/2012

Net Asset Value, at Beginning of Period	$ 13.67		$ 10.99		$ 8.86	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		-	(b)	0.04	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.88		2.74		2.15	(1.12)
Total from Investment Operations	0.87		2.74		2.19	(1.14)

Distributions:	-		-		(0.04)	-
Net Investment Income	-		(0.06)		(0.02)	-
Realized Gains	-		(0.06)		(0.06)	-
Total from Distributions

Net Asset Value, at End of Period	$ 14.54		$ 13.67		$ 10.99	$ 8.86

Total Return **	6.36%	†	24.98%		24.82%	(11.40)%	†

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 25,352		$ 21,768		$ 13,019	$ 6,078
Before Waivers
Ratio of Expenses to Average Net Assets	1.00%	***	1.03%		1.25%	1.25%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%	***	(0.03)%		0.30%	(0.25)%	***
After Waivers
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%		1.11%	1.18%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%	***	0.00%	(b)	0.44%	(0.18)%	***
Portfolio Turnover	7.39%	†	19.29%		11.09%	16.90%	†

(a) The Fund commenced operations on June 28, 2011.
(b) Amount calculated is less than 0.005.
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized
† Not Annualized

The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (Unaudited)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and is organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended November 30, 2014, related to uncertain tax positions taken in the Fund’s open tax years 2012-2013 tax return or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2014:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 25,262,339	$ -	$ -	$ 25,262,339
Short-Term Investments	59,881	-	-	59,881
Total	$ 25,322,220	$ -	$ -	$ 25,322,220

* See the Schedule of Investments for categories by industry.

There were no transfers into or out the levels during the six months ended November 30, 2014. The Fund considers transfers into and out of the levels as of the end of the reporting period.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2014. For more detail on the investments, please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended November 30, 2014.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”) as amended on July 29, 2013.

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the six months ended November 30, 2014, the Adviser earned $86,718 in Advisory fees.  At November 30, 2014, the Fund owed the Adviser $15,287.  The Adviser voluntarily agreed to waive a portion of its Advisory fees from the period of June 1, 2013 through July 29, 2013.  These waivers were eligible to be discontinued at any time.  The voluntarily waived fees are not subject to recoupment.

The Fund entered into a Services Agreement with the Adviser.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the six months ended November 30, 2014, the Fund incurred $28,906 in service fees.  At November 30, 2014, the Fund owed $5,095 in service fees to the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

At November 30, 2014, paid in capital amounted to $18,303,045 of the Fund. Transactions in capital stock were as follows:

	Six months ended November 30, 2014		Year ended May 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	174,371	$ 2,402,798	446,132	$ 5,562,464
Shares issued in reinvestment of dividends	-	-	6,831	92,566
Shares redeemed	(23,784)	(328,677)	(44,691)	(587,508)
Net increase	150,587	$ 2,074,121	408,272	$ 5,067,522

6.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 3,736,008

Sales

Investment Securities                          $ 1,709,758

7.  TAX INFORMATION

As of November 30, 2014, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 7,102,667
Gross (Depreciation)	(485,496)
Net Appreciation on Investments	$ 6,617,171

At November 30, 2014, the aggregate cost of securities for federal income tax purposes was $18,705,049.

As of the fiscal year ended May 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Gains

     427,244

Unrealized Appreciation

  5,111,373

$5,538,617

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales of $31,799.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

8.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary Income	$ -	$ 59,557
Long-term Gain	$ 92,566	$ -

The Fund did not pay any distributions for the six months ended November 30, 2014.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of November 30, 2014, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 65% of the voting securities of the Fund. The Fund does not know whether any of the underlying accounts own beneficially 25% or more of the voting securities of the Fund.

10.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

TARKIO FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Tarkio Fund, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2014 through November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2014	November 30, 2014	June 1, 2014 to November 30, 2014

Actual	$1,000.00	$1,063.64	$5.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Tarkio Fund

TRUSTEES & OFFICERS

November 30, 2014 (Unaudited)

Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Russell T. Piazza (2) (59)	Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co., 1977 to 1979. Portfolio Manager, Vice President of Investments, Piper Jaffray & Co., 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (49)	Chief Compliance Officer	Indefinite Term; Since 2011	Branch Administrative Manager, Piper Jaffray & Co. 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.	N/A	N/A
David J. Wild (34)	Vice President and Treasurer	Indefinite Term; Since 2011

Assistant Trader, Fixed Income, Bear Stearns & Co., Inc., 2006. Financial Advisor, B.C. Ziegler and Company, 2006 to 2008. Director, Appleton Group Wealth Management, 2008 to 2010. Research Analyst, Front Street Capital Management, Inc., 2010 to Present.

				N/A	N/A
John H. Lively (46)	Secretary	Indefinite Term; Since 2010

Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010; Managing Attorney, Raymond James Financial (financial services), September 2005 to March 2007; Assistant General Counsel, AIM Investments (investment advisor), October 2000 to September 2005.

				N/A	N/A

 (1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

 (2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Simona Stan (50)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Matthew Kreutz (41)	Independent Trustee	Indefinite Term; Since 2011	Manager and Member of Hunter Bay, LLC a retail and wholesale business of coffee and coffee related products, April 2007 to Present. CEO and President of T-Shirts.com, Inc., a retail and wholesale business of t-shirts and related apparel products, July 1999 to December 2010.	1	None
Michael Munsey (67)	Independent Trustee	Indefinite Term, Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

TARKIO FUND

ADDITIONAL INFORMATION

November 30, 2014 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

One Chagrin Highlands

2000 Auburn Drive Suite 120

Cleveland, OH 44122

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date February 4, 2015

By /s/ David Wild

      David Wild

      Principal Financial Officer, Treasurer

Date February 4, 2015